OTHER ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other accounts payable [Abstract]
Schedule of Other Accounts Payables

Note 13: - Other Accounts Payables

	December 31,
	2019	2018
	U.S. Dollars in thousands

Employees and payroll accruals	$5,669	$4,708
Derivatives financial instruments mainly measured at fair value through other comprehensive income	-	64
Accrued Expenses and Others	142	489

Total Other Accounts Payables	$5,811	$5,261